Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Business Combination Agreement

On October 18, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, BT Merger Sub I, Inc., a wholly owned subsidiary of SMMC (“First Merger Sub”), BT Merger Sub II, LLC (“Second Merger Sub”) and Billtrust.

Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and Billtrust will be effected through (a) the merger of First Merger Sub with and into Billtrust (the “First Merger”), with Billtrust surviving the merger as a wholly owned subsidiary of the Company (Billtrust, in its capacity as the surviving corporation of the First Merger, is sometimes referred to as the “Surviving Corporation”) and (b) as soon as practicable, but in any event within 10 days following the First Merger and as part of the same overall transaction as the First Merger, a merger of the Surviving Corporation with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving entity of the Second Merger (Second Merger Sub, in its capacity as the surviving entity of the Second Merger, is sometimes referred to herein as the “Surviving Entity”).

Immediately prior to the effective time of the First Merger (the “Effective Time”), Billtrust will cause each share of preferred stock of Billtrust, par value $0.001 per share (each, a  share of “Company Preferred Stock”), that is issued and outstanding immediately prior to the Effective Time to be automatically converted into (i) a number of common shares of Billtrust, par value of $0.001 per share (“Company Common Stock”), at the then-effective conversion rate as calculated pursuant to the Company Charter (as defined in the Business Combination Agreement) and (ii) a number of shares of Company Common Stock issuable with respect to any accrued dividends in accordance with the Company Charter ((i) and (ii) collectively, the “Company Preferred Stock Conversion”). All of the shares of Company Preferred Stock converted into shares of Company Common Stock will no longer be outstanding and will cease to exist, and each holder of Company Preferred Stock will thereafter cease to have any rights with respect to such shares of Company Preferred Stock.

The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Business Combination Agreement, including obtaining approval of the stockholders of both the Company and Billtrust.

Note 10—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.